Schedule of Cash and Cash Equivalents (Details) ₪ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 408	$ 767		$ 3,002
N I S [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total | ₪			₪ 68		₪ 166
U S D [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total		$ 699		$ 2,836